Employee Benefit Plans - Assumptions Used in Applying Pricing Model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Risk-free interest rate	0.90%	0.70%	0.70%	2.00%
Expected life of options	6 years	6 years	6 years	6 years
Expected volatility of underlying stock	94.70%	98.80%	98.90%	100.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%